FINANCIAL INSTRUMENTS (Accounting for Derivative Instruments and Hedging Activities) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Foreign Currency Hedges Effect Net Of Tax	$ 113	$ (76)
Foreign currency
Derivative [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	15	(19)
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	13
Commodities
Derivative [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(87)	(73)
Price Risk Cash Flow Hedge Unrealized Gain (Loss) to be Reclassified During Next 12 Months	(45)
Interest rates
Derivative [Line Items]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	1
Foreign Currency Denominated Debt [Member]
Derivative [Line Items]
Nonderivative Instruments Notional	182	177
Derivatives designated as hedging instruments: | Cash flow hedges: | Interest rates
Derivative [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ 23	$ (3)